Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
REVENUE		$ 118,048,882	$ 145,236,749	$ 168,156,906
OPERATING COST AND EXPENSES
Cost of revenue		(55,860,712)	(70,658,025)	(71,374,290)
Research and development expenses		(5,694,010)	(4,788,467)	(5,485,627)
Selling and marketing expenses		(48,393,515)	(57,685,521)	(85,331,774)
General and administrative expenses		(4,710,537)	(3,756,679)	(2,814,455)
OPERATING INCOME		3,390,108	8,348,057	3,150,760
OTHER INCOME (EXPENSES):
Investment income (loss), net		25,752	(4,594)	(23,982)
Interest income		529,773	357,623	212,891
Other income, net		39,770	19,982	675,749
Total other income, net		595,295	373,011	864,658
INCOME BEFORE INCOME TAXES		3,985,403	8,721,068	4,015,418
INCOME TAXES (EXPENSES) BENEFITS		(165,590)	(130,307)	78,743
Net income		3,819,813	8,590,761	4,094,161
Less: net (loss) income attributable to non-controlling interests		(141,718)	342,339	304,348
NET INCOME ATTRIBUTABLE TO GAMEHAUS HOLDINGS INC’S SHAREHOLDERS		3,961,531	8,248,422	3,789,813
COMPREHENSIVE INCOME
Foreign currency translation adjustment, net of tax		492,187	(106,429)	(1,954,899)
TOTAL COMPREHENSIVE INCOME		4,312,000	8,484,332	2,139,262
Less: total comprehensive (loss) income attributable to non-controlling interests		(145,978)	342,613	306,145
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO GAMEHAUS HOLDINGS INC’ SHAREHOLDERS		$ 4,457,978	$ 8,141,719	$ 1,833,117
BASIC AND DILUTED EARNINGS PER SHARE:
Basic		$ 0.08	$ 0.16	$ 0.08
Diluted		$ 0.08	$ 0.16	$ 0.08
Weighted average shares outstanding used in calculating basic and diluted income per share
Basic	[1]	51,539,531	50,000,000	50,000,000
Diluted	[1]	51,539,531	50,000,000	50,000,000

[1]	Shares are presented on a retroactive basis to reflect the reverse recapitalization on January 24, 2025 for the business combination.